Accrued expenses and other liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Accrued Expenses And Other Liabilities [Abstract]
Schedule of accrued expenses and other liabilities

	As of December 31,
	2018	2019
	RMB	RMB
Deferred service fee	54,762	67,485
Compensation payable related to guarantee obligation on borrowers’ defaults	—	21,912
Deferred government grants	—	19,000
Notes payable *	—	20,000
Professional service fees payable	16,782	8,414
Payroll payable	21,655	7,209
Investment consideration payable	35,000	4,728
Payable related to other services	10,442	3,332
Payable to asset management companies for funds received from customers	3,516	2,775
Interest payable	—	2,667
Others	15,305	423

Total	157,462	157,945

*	Notes payable was pledged with restricted cash of US$3,200 for the balance as of December 31, 2019.